LEASES - Total undiscounted lease liability maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
LEASES
Lease liabilities	$ 53.2
Not Later Than One Year [Member]
LEASES
Lease liabilities	26.3
2024-2027
LEASES
Lease liabilities	19.4
2028+
LEASES
Lease liabilities	$ 7.5